Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2011	Feb. 29, 2012	Dec. 31, 2012	Jan. 31, 2013	Nov. 30, 2012	Nov. 30, 2013
Issuance of redeemable convertible preferred stock, issuance costs	$ 2,312	$ 165	$ 196
Series B Preferred Stock [Member]
Issuance of redeemable convertible preferred stock, issuance costs				9
Series C Preferred Stock [Member]
Issuance of redeemable convertible preferred stock, issuance costs				33	8	8
Series D Preferred Stock [Member]
Issuance of redeemable convertible preferred stock, issuance costs			1			54	1	54
Series E Preferred Stock [Member]
Issuance of redeemable convertible preferred stock, issuance costs			$ 156						$ 156